Notes Payable (Details Narrative 3) (USD $)	12 Months Ended				0 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 01, 2013 Angels of Mercy, Inc. #2
Future minimum payments	$ 314,743	$ 87,623	$ 409,941	$ 301,546	$ 205,705